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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Quarter Ended:  9/30/01
                              -----------
 Check here if Amendment [ ]; Amendment Number: 12/31/01
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     Heitman/PRA Securities Advisors LLC
          ---------------------------------------------
 Address:  180 North LaSalle Street, Suite 3600
          ---------------------------------------------
           Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Nancy B. Lynn
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    312-849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


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
                                                                 FORM 13F
                                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC 4Q01
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Item 8:
                                                                                      Item 6:                        Voting
                                                                                Investment Discretion           Authority (Shares)
       Item 1:         Item 2:         Item 3:       Item 4:      Item 5:    ------------------------ Item 7:  -------------------
   Name of Issuer  Title of Class      CUSIP      Fair Market     Shares of  (a)        (b)    (c)    Managers  (a)    (b)     (c)
                                       Number        Value        Principal  Sole     Shared- Shared  See       Sole  Shared   None
                                                                  Amount              As      Other   Instr.
                                                                                      Defined         V
                                                                                      in
                                                                                      Instr.
                                                                                        V
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Apartment
Investment &
Management
Company            Common Stock      03748R101 $  65,645,689.38  1,435,506  1,435,506                         1,178,665      256,841
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay
Communities,
Inc.               Common Stock       53484101 $  26,016,715.20    549,920    549,920                           462,103       87,817
------------------------------------------------------------------------------------------------------------------------------------
Brandywine
Realty             Common Stock      105368203 $  30,046,620.66  1,426,038  1,426,038                         1,161,273      264,765
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property
Investor           Common Stock       76446301 $  18,247,744.50    810,999    810,999                           690,893      120,106
------------------------------------------------------------------------------------------------------------------------------------
Brookfield
Properties
Corp.              Common Stock      112900105 $  24,593,678.00  1,429,865  1,429,865                         1,205,215      224,650
------------------------------------------------------------------------------------------------------------------------------------
Boston
Properties, Inc.   Common Stock      101121101 $   7,721,600.00    203,200    203,200                           171,300       31,900
------------------------------------------------------------------------------------------------------------------------------------
CBL & Associates
Properties         Common Stock      124830100 $  14,171,503.50    449,889    449,889                           388,536       61,353
------------------------------------------------------------------------------------------------------------------------------------
Catellus
Development        Common Stock      163262108 $  21,977,070.40  1,194,406  1,194,406                         1,024,505      169,901
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real
Estate Equity Co.  Common Stock      151895109 $     941,720.00     52,000     52,000                            44,500        7,500
------------------------------------------------------------------------------------------------------------------------------------
Cadiz Inc.         Common Stock      133131102 $     246,539.44     30,856     30,856                            30,856
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali
Realty
Corporation        Common Stock      554489104 $  20,583,538.14    663,557    663,557                           568,412       95,145
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA
Realty, Inc.       Common Stock      163421100 $   9,324,581.00    189,910    189,910                           162,702       27,208
------------------------------------------------------------------------------------------------------------------------------------
Chateau
Communities,
Inc.               Common Stock      161726104 $     346,840.00     11,600     11,600                            11,600
------------------------------------------------------------------------------------------------------------------------------------
Carramerica
Realty
Corporation        Common Stock      144418100 $  38,178,027.30  1,268,373  1,268,373                         1,020,226      248,147
------------------------------------------------------------------------------------------------------------------------------------
Developers
Diversified
Realty             Common Stock      251591103 $  28,078,929.10  1,470,101  1,470,101                         1,196,220      273,881
------------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks
Realty
Corporation        Common Stock      264411505 $  28,519,407.03  1,172,191  1,172,191                         1,001,602      170,589
------------------------------------------------------------------------------------------------------------------------------------
Equity Inns Inc.   Common Stock      294703103 $      94,004.00     14,200     14,200                            14,200
------------------------------------------------------------------------------------------------------------------------------------
Equity Office
Properties         Common Stock Ben  294741103 $  92,360,219.42  3,070,486  3,070,486                         2,579,660      490,826
------------------------------------------------------------------------------------------------------------------------------------
Equity
Residential
Properties         Common Stock Ben  29476L107 $   3,298,061.25    114,875    114,875                           101,508       13,367
------------------------------------------------------------------------------------------------------------------------------------
Essex Property
Trust, Inc         Common Stock      297178105 $   1,778,760.00     36,000     36,000                            36,000
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty
Trust              Common Stock      313747206 $  10,011,578.00    435,286    435,286                           373,941       61,345
------------------------------------------------------------------------------------------------------------------------------------
Gables
Residential
Trust              Common Stock      362418105 $  13,085,864.00    442,090    442,090                           378,994       63,096
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes
Reit, Inc.         Common Stock      390752103 $     369,600.00     23,100     23,100                            23,100
------------------------------------------------------------------------------------------------------------------------------------
Glenborough
Realty
Trust, Inc.        Common Stock      37803P105 $     401,580.00     20,700     20,700                            20,700
------------------------------------------------------------------------------------------------------------------------------------
Health Care
Pptys
Invest Inc.        Common Stock      421915109 $     333,132.00      9,200      9,200                             9,200
------------------------------------------------------------------------------------------------------------------------------------
Home Properties
of New York        Common Stock      437306103 $  10,677,798.00    337,905    337,905                           280,678       57,227
------------------------------------------------------------------------------------------------------------------------------------
Host Marriot
Corp               Common Stock      44107P104 $  20,924,694.00  2,324,966  2,324,966                         1,917,224      407,742
------------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging   Common Stock      85590A203 $  22,059,747.00    739,020    739,020                           628,236      110,784
------------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA
Trust              Common Stock      4576J0104 $   1,639,540.00    167,300    167,300                           141,900       25,400
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty      Common Stock      49427F108 $  26,168,230.02    996,126    996,126                           809,428      186,698
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel
Properties         Common Stock      517942108 $   8,393,313.42    714,933    714,933                           610,431      104,502
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company,
The                Common Stock      554382101 $  19,764,092.60    743,011    743,011                           637,062      105,949
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Home
Communities        Common Stock      564682102 $   4,530,474.81    145,161    145,161                           123,005       22,156
------------------------------------------------------------------------------------------------------------------------------------
MeriStar
Hospitality Corp.  Common Stock      58984Y103 $  17,204,720.00  1,211,600  1,211,600                           958,809      252,791
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf
Properties, Inc    Common Stock      694396102 $   3,030,390.00  1,377,450  1,377,450                           978,250      399,200
------------------------------------------------------------------------------------------------------------------------------------
Philips
International
Realty             Common Stock      718333107 $   2,371,746.69    944,919    944,919                           812,490      132,429
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust     Common Stock      743410102 $  51,547,030.77  2,396,422  2,396,422                         1,971,681      424,741
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty Common Stock      69806L104 $  20,594,939.68    717,094    717,094                           579,958      137,136
------------------------------------------------------------------------------------------------------------------------------------
Post Properties,
Inc.               Common Stock      737464107 $     319,590.00      9,000      9,000                             9,000
------------------------------------------------------------------------------------------------------------------------------------
Public Storage,
Inc                Common Stock      74460D109 $   8,473,613.40    253,701    253,701                           222,670       31,031
------------------------------------------------------------------------------------------------------------------------------------
Public Storage
Dep Shares A       Common Stock      74460D729 $     339,875.00     12,500     12,500                            12,500
------------------------------------------------------------------------------------------------------------------------------------
PS Business
Parks, Inc.        Common Stock      69360J107 $  17,714,844.00    562,376    562,376                           440,692      121,684
------------------------------------------------------------------------------------------------------------------------------------
Reckson
Associates
Realty Corp        Common Stock      75621K304 $     216,835.00      8,500      8,500                             8,500
------------------------------------------------------------------------------------------------------------------------------------
Regency Realty
Corp               Common Stock      758939103 $  13,343,004.75    480,829    480,829                           416,245       64,584
------------------------------------------------------------------------------------------------------------------------------------
RFS Hotel
Investors Inc.     Common Stock      74955J108 $     113,800.00     10,000     10,000                            10,000
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company      Common Stock      779273101 $  13,719,230.97    468,393    468,393                           401,159       67,234
------------------------------------------------------------------------------------------------------------------------------------
Istar Financial
Inc.               Common Stock      45031U101 $     309,380.00     12,400     12,400                            12,400
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage
Centers, Inc.      Common Stock      82567D104 $  23,977,056.00    749,283    749,283                           603,366      145,917
------------------------------------------------------------------------------------------------------------------------------------
Summit
Properties, Inc.   Common Stock      866239106 $  18,735,226.20    748,810    748,810                           650,285       98,525
------------------------------------------------------------------------------------------------------------------------------------
Simon Property
Group              Common Stock      828806109 $  33,003,582.50  1,125,250  1,125,250                           925,988      199,262
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities,
Inc                Common Stock      866674104 $  25,244,101.50    677,694    677,694                           551,497      126,197
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone
Realty Income      Common Stock      21922V102 $     118,040.00     10,400     10,400                            10,400
------------------------------------------------------------------------------------------------------------------------------------
United Dominion
Realty Trust       Common Stock      910197102 $  33,308,366.40  2,313,081  2,313,081                         1,919,543      393,538
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty
Trust              Common Stock      929042109 $  35,640,716.80    856,748    856,748                           705,731      151,017
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty  Common Stock      948741103 $   3,902,400.00     81,300     81,300                            75,000        6,300
------------------------------------------------------------------------------------------------------------------------------------
                   Subtotal
                    Common                     $ 893,759,381.83

Preferred
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     Subtotal
                      Preferred                $              -

                                               ----------------
                       Grand Total             $ 893,759,381.83
                                               ================